STOCKHOLDERS EQUITY (DEFICIT) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected life (years)		3 years
Maximum [Member]
Expected life (years)	10 years
Expected volatility	98.81%	106.51%
Common stock price	$ 17	$ 2.50
Annual dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	0.29%
Minimum [Member]
Expected life (years)	2 years 8 months 12 days
Expected volatility	92.93%	99.24%
Risk-free interest rate	0.23%	0.11%
Common stock price	$ 1.68	$ 1.45
Annual dividend yield	0.00%	0.00%